LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Investments [Line Items]
Schedule of Equity Method Investments
	As of December 31,
	2013		2014
Name of company	Percentage	Amount	Percentage	Amount
	%		%
Beijing Eastern Media Corporation, Ltd. ("BEMC") (1)	49	$1,743	49	$1,545
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") (2)	50	455	-	-
Beijing Xinghe Union Media Co., Ltd. ("Xinghe Union") (2)	50	370	90	-
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") (3)	40	718	40	753
Zhejiang AirMedia Guangying Film Production Co., Ltd. ("AM Guangying") (4)	48	1,652	38	3,219
Beijing Yunxing Chuangrong Investment Fund Management Co., Ltd. ("Yunxing Chuangrong") (5)	50	2,478	50	2,340
Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. ("AM Jiaming") (6)	-	-	49	-
Qingdao Airport AirMedia Advertising Co., Ltd. ("Qingdao AM") (7)	-	-	49	790
Beijing AirMedia Jiacheng Advertising Co., Ltd. ("Jiacheng Advertising") (8)	-	-	30	-
		$7,416		$8,647

(1)
In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013 and December 2014, BEMC distributed dividend of $1,401 and $495, respectively, in which $686 and $242, respectively were distributed and paid to the Group.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC.

(2)
On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") established two joint ventures, Shibo Movie and Xinghe Union, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.

In September 2013, the Group entered into an equity swap agreement with N-S Digital TV under which the Group exchanged its 50% equity interests in Shibo Movie for the 50% equity interests in Xinghe Union. Pursuant to the agreement, the equity transaction is considered as completed substantially on February 28, 2014. The Group derecognized the equity method investments in both Xinghe Union and Shibo Movie with an investment loss of $164 recognized in the transaction.

As a result, Xinghe Union became a subsidiary and was consolidated in the Group after the transaction date.

(3)
In April 2012, The Group entered into an agreement with Asiaray Advertising Media Ltd. ("Asiaray") and Guangxi Civil Aviation Development Co., Ltd. ("Guangxi Civil Aviation") to establish a joint venture, Guangxi Dingyuan. Guangxi Dingyuan was incorporated on April 18, 2012 with total contributed capital of $1,605, of which 20%, 40% and 40% of that amount was contributed by Guangxi Civil Aviation, Asiaray and the Group, respectively. Guangxi Dingyuan exclusively operates various media resources in four airports in China's Guangxi province.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Guangxi Dingyuan.

(4)
In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish a joint venture, AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. In March 2014, the Group participated a capital call at $1,629 without any change of its equity interest. As a result, the total contributed capital by the Group was $2,520 as of December 31, 2014. AM Guangying is mainly engaged in film production.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of AM Guangying.

(5)
In December 2013, the Group entered into an agreement with Hainan Airlines Culture Co., Ltd. ("Hainan Airlines") to establish a joint venture, Yunxing Chuangrong. Yunxing Chuangrong was registered on December 17, 2013 with total contributed capital of $4,956. The Group and Hainan Airlines each contributed $2,478, representing 50% of the equity interest. Yunxing Chuangrong is established for its operation in the in-flight internet business.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yunxing Chuangrong.

(6)
In June 2014, the Group sold 51% equity interests in AM Jiaming to an individual with consideration of $53. The disposal gain of $19 was recognized in the year ended December 31, 2014. AM Jiaming was changed from a wholly-owned subsidiary to a 49% equity method investee of the Group.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of AM Jiaming. After sharing the Company's share of loss, the carrying value of the long-term investment in AM Jiaming was decreased to il as of December 31, 2014.

(7)
In December 2014, the Group entered into an agreement with Qingdao International Airport Group Co., Ltd. ("Qingdao Airport") to establish a joint venture, Qingdao AM. Qingdao AM was registered on December 25, 2014 with total committed capital contribution of $1,607. The Group and Qingdao Airport each committed to contribute $788 and $819, respectively, representing 49% and 51% of the equity interest of Qingdao AM. The Group paid the whole capital injection of $788 to Qingdao AM in January 2015. Qingdao AM exclusively operates various media resources in Qingdao International Airport.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Qingdao AM.

(8)
In December 2014, the Group entered into an agreement with Beijing East Culture Media Co., Ltd. ("East Jiacheng") to establish a joint venture, Jiacheng Advertising. Jiacheng Advertising was registered on December 12, 2014 with total committed capital contribution of $4,849. The Group and East Jiacheng each committed to contribute $1,455 and $3,394, respectively, representing 30% and 70% of the equity interest of Jiaming Advertising. As of December 31, 2014, the Group did not pay any capital into Jiacheng Advertising. The capital contribution shall be paid within 50 years which is permitted under current PRC laws. Jiacheng Advertising mainly operates digital TV media resources.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Jiacheng Advertising.